Shareholder Report, Average Annual Return (Details) 190902_Boston Partners All-Cap Value Fund_R6 Share Class_TSR Annual {R6 Share Class}	2 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
R6 Share Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 Share Class
Average Annual Return, Percent	4.51%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent	1.81%
Russell 3000 Value Benchmark Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Value Benchmark Total Return Index
Average Annual Return, Percent	3.75%